Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Operating Segment

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Net revenues:
Cheers App Internet Business	$135,796	$141,005	$144,045
Traditional Media Business	11,400	11,322	13,034
Total consolidated net revenues	$147,196	$152,327	$157,079
Operating income:
Cheers APP Internet Business	$25,218	$27,108	$24,510
Traditional Media Business	2,118	2,177	2,218
Total segment operating income	27,336	29,285	26,728
Unallocated item (1)	(1,744)	-	(2)
Total consolidated operating income	$25,592	$29,285	$26,726

*	The unallocated item for the years ended December 31, 2024, 2023 and 2022 presents the share-based compensation for employees, which is not allocated to segments.